Debt, textuals 2(Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Compensating Balance, Amount	$ 15,000
Interest Costs Incurred	7,342	5,129	4,982
Interest Costs, Capitalized During Period	321	635	340
Debt Instrument, Unused Borrowing Capacity, Fee	122	468	361
Debt Instrument Unused Borrowing Capacity Fee Capitalized	103	422	110
[BremerLandesbankLoanFacilityMember]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Oct. 22, 2009
Debt Instrument, Face Amount	40,000
Debt Instrument Number Of Periodic Payment	40
Debt Instrument, Frequency of Periodic Payment	quarterly installments
Debt Instrument, Periodic Payment, Principal	900
Final Debt Principal Payment	4,000
Debt Instrument, Maturity Date	Nov. 12, 2019
Debt Instrument, Description of Variable Rate Basis	LIBOR plus a margin
Loan Margin Percentage	2.15%
Long-term Debt, Weighted Average Interest Rate	2.60%	2.50%
Debt Instrument, Priority	first preferred ship mortgage on the vessel "Houston"
Compensating Balance, Amount	721	744
Debt Instrument, Restrictive Covenants	The Company is not permitted to pay any dividends from the earnings of the vessel following the occurrence of an event of default.
[DeutscheBankAgLoanFacilityMember]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Oct. 08, 2009
Debt Instrument, Face Amount	40,000
Percentage Of Borrowings To Market Value	80.00%
Debt Instrument Number Of Periodic Payment	19
Debt Instrument, Frequency of Periodic Payment	quarterly installments
Debt Instrument, Periodic Payment, Principal	600
Final Debt Principal Payment	28,600
Debt Instrument, Maturity Date	Mar. 10, 2015
Debt Instrument, Description of Variable Rate Basis	LIBOR plus a margin
Loan Margin Percentage	2.40%
Long-term Debt, Weighted Average Interest Rate	2.90%	2.70%
Debt Instrument, Priority	first preferred ship mortgage on the vessel "New York"
Compensating Balance, Description	minimum liquidity of $400 for the borrower, average cash balance of $10,000 for the guarantor
Compensating Balance, Amount	10,000
Borrower Minimum Liquidity	400
Debt Instrument, Restrictive Covenants	The Company is not permitted to pay any dividends which would result in a breach of financial covenants or if an event of default has occurred and is continuing.
Debt Instrument, Debt Default, Description of Violation or Event of Default	As at December 31, 2012, the Company was not in compliance with the hull cover ratio requirement of the loan facility. In this respect and in connection with the term sheet signed on March 19, 2013 for the partial refinancing of the vessels Myrto and Maia, the Company accepted to cross collateralize the vessels New York, Myrto and Maia against the Deutsche loan faciities and thereby to remedy any event of noncompliance by combining the security cover of the two Deutsche facilities.
[ExportImportBankOfChinaAndDnbBankAsaLoanFacilityMember]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Oct. 02, 2010
Debt Instrument, Face Amount	72,100
Percentage Of Borrowings To Market Value	70.00%
Debt Instrument, Description of Variable Rate Basis	LIBOR plus a margin
Loan Margin Percentage	2.50%
Long-term Debt, Weighted Average Interest Rate	2.90%
Debt Instrument, Fee Amount	10
Debt Instrument, Payment Terms	Each Bank has the right to demand repayment of the outstanding balance of any advance 72 months after the respective advance drawdown. Such demand shall be subject to written notification to be made no earlier than 54 months and not later than 60 months after the respective drawdown date for that advance.
Debt Instrument, Priority	first preferred ship mortgage on the vessels
Compensating Balance, Description	The loan requires minimum liquidity of $400 at each operating account and an average cash balance of $10,000 for the guarantor
Compensating Balance, Amount	10,000
Borrower Minimum Liquidity	400
Debt Instrument, Restrictive Covenants	The Company is not permitted to pay any dividends, that would result to an event of default or if an event of default has occurred and is continuing.
[ExportImportBankOfChinaAndDnbBankAsaLoanFacilityMember] | [LaeShippingCompanyIncMember]
Debt Instrument [Line Items]
Debt Instrument Number Of Periodic Payment	40
Debt Instrument, Frequency of Periodic Payment	quarterly installments
Debt Instrument, Periodic Payment, Principal	628
Final Debt Principal Payment	12,330
Debt Instrument, Maturity Date	Feb. 15, 2022
[ExportImportBankOfChinaAndDnbBankAsaLoanFacilityMember] | [NamuShippingCompanyIncMember]
Debt Instrument [Line Items]
Debt Instrument Number Of Periodic Payment	40
Debt Instrument, Frequency of Periodic Payment	quarterly installments
Debt Instrument, Periodic Payment, Principal	581
Final Debt Principal Payment	11,410
Debt Instrument, Maturity Date	May 18, 2022
[ExportImportBankOfChinaAndDnbBankAsaLoanFacilityMember] | [MaximumMember]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	82,600
[CreditAgricoleCorporateAndInvestmentBankMember]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Sep. 13, 2011
Debt Instrument, Face Amount	15,000
Debt Instrument Number Of Periodic Payment	20
Debt Instrument, Frequency of Periodic Payment	semiannual installments
Debt Instrument, Periodic Payment, Principal	500
Final Debt Principal Payment	5,000
Debt Instrument, Maturity Date	Sep. 15, 2021
Debt Instrument, Description of Variable Rate Basis	LIBOR plus a margin
Long-term Debt, Weighted Average Interest Rate	1.20%	1.34%
Debt Instrument, Priority	first priority mortgage on the vessel "Arethusa"
Compensating Balance, Description	Minimum cash of $10,000 to be held by DSI and $500 to be held by Bikar and/or the guarantor
Compensating Balance, Amount	10,000
Borrower Minimum Liquidity	500
Debt Instrument, Restrictive Covenants	The Company is not permitted to pay any dividends, that would result to an event of default or if an event of default has occurred and is continuing.
[CreditAgricoleCorporateAndInvestmentBankMember] | [MaximumMember]
Debt Instrument [Line Items]
Loan Margin Percentage	2.50%
[CreditAgricoleCorporateAndInvestmentBankMember] | [MinimumMember]
Debt Instrument [Line Items]
Loan Margin Percentage	1.00%
[NordeaBankFinlandPlcLoanFacilityMember]
Debt Instrument [Line Items]
Debt Instrument, Priority	first priority or first preferred mortgage on the vessels
Compensating Balance, Description	Minimum liquidity of $500 per vessel owned by the guarantor
Borrower Minimum Liquidity	500
Debt Instrument, Restrictive Covenants	The Company is not permitted to pay any dividends, that would result to an event of default or if an event of default has occurred and is continuing.
[NordeaBankFinlandPlcLoanFacilityMember] | [JemoShippingCompanyIncMember]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Feb. 07, 2012
Debt Instrument, Face Amount	16,125
Debt Instrument Number Of Periodic Payment	20
Debt Instrument, Frequency of Periodic Payment	quarterly installments
Debt Instrument, Periodic Payment, Principal	252
Final Debt Principal Payment	11,085
Debt Instrument, Maturity Date	Feb. 07, 2017
[NordeaBankFinlandPlcLoanFacilityMember] | [MandaringinaIncMember]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	10,325
Debt Instrument Number Of Periodic Payment	20
Debt Instrument, Frequency of Periodic Payment	quarterly installments
Debt Instrument, Periodic Payment, Principal	235
Final Debt Principal Payment	5,625
Debt Instrument, Maturity Date	May 07, 2017
[NordeaBankFinlandPlcLoanFacilityMember] | [JemoAndMandaringinaMember]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Jun. 21, 2012
Debt Instrument, Face Amount	26,450
Debt Instrument, Description of Variable Rate Basis	LIBOR plus a margin
Loan Margin Percentage	2.50%
Long-term Debt, Weighted Average Interest Rate	2.70%
[NordeaBankFinlandPlcLoanFacilityMember] | [PalauAndGuamMember]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Dec. 20, 2012
Debt Instrument, Face Amount	20,000
Debt Instrument Number Of Periodic Payment	20
Debt Instrument, Frequency of Periodic Payment	quarterly installments
Debt Instrument, Periodic Payment, Principal	312
Final Debt Principal Payment	$ 13,760
Debt Instrument, Maturity Date	Dec. 21, 2017
Debt Instrument, Description of Variable Rate Basis	LIBOR plus a margin
Loan Margin Percentage	2.90%
Long-term Debt, Weighted Average Interest Rate	3.10%